Shareholders' Equity - Number of Shares of Preferred Stock (Detail) - shares	Mar. 31, 2020	Mar. 31, 2019
Disclosure of classes of share capital [line items]
Preferred stock, Authorized	3,000,000,000	3,000,000,000
Type 5 preferred stock [member]
Disclosure of classes of share capital [line items]
Preferred stock, Authorized	167,000	167,000
Preferred stock, Issued		0
Type 7 preferred stock [member]
Disclosure of classes of share capital [line items]
Preferred stock, Authorized	167,000	167,000
Preferred stock, Issued		0
Type 8 preferred stock [member]
Disclosure of classes of share capital [line items]
Preferred stock, Authorized	115,000	115,000
Preferred stock, Issued		0
Type 9 preferred stock [member]
Disclosure of classes of share capital [line items]
Preferred stock, Authorized	115,000	115,000
Preferred stock, Issued		0